Investment in a joint venture (Details) - Jun. 24, 2022	USD ($)	HKD ($)
Investment in a joint venture (Details) [Line Items]
Partnership agreement	$ 256,420	$ 2,000,000
Limited Partnership Interest [Member]
Investment in a joint venture (Details) [Line Items]
Partnership interest, percentage	20.00%